Earnings Per Share - Summary (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic:
Net income (loss) attributable to common stockholders of Rosehill Resources Inc.	$ 9,199	$ (7,157)	$ 7,858	$ (2,743)	$ (8,520)	$ (15,189)	$ (14,820)
Diluted:
Net income (loss) attributable to common stockholders of Rosehill Resources Inc.	9,199	(7,157)	7,858	(2,743)	(8,520)	(15,189)	(14,820)
Add: Loss from conversion of Class B Common Stock	(20,898)	0	(33,122)	0
Net income (loss) attributable to common stockholders of Rosehill Resources Inc. - diluted	$ (11,699)	$ (7,157)	$ (25,264)	$ (2,743)	(8,520)	(15,189)	(14,820)
Add: Dividends on Series A convertible preferred stock (1)					$ 0	$ 0	$ 0
Weighted average shares (denominator):
Weighted average shares - basic (shares)	6,430	5,857	6,327	5,857	5,945	5,857	5,857
Add: Dilutive effects of Class B Common Stock (shares)	29,808	0	29,808	0
Weighted average shares – diluted (shares)	36,238	5,857	36,135	5,857	5,945	5,857	5,857
Basic earnings per share (USD per share)	$ 1.43	$ (1.22)	$ 1.24	$ (0.47)	$ (1.43)	$ (2.59)	$ (2.53)
Diluted earnings per share (USD per share)	$ (0.32)	$ (1.22)	$ (0.70)	$ (0.47)	$ (1.43)	$ (2.59)	$ (2.53)